Recent Developments, Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2020
Expenses Related Public Offering [Domain]
Recent Developments, Liquidity and Management's Plans

Note 3 – Recent Developments, Liquidity and Management’s Plans

Ceasing Production and Sale of Rapid, Point-Of-Care Screening and Testing Products

As previously disclosed, in light of the unfavorable factors persistent in our rapid, point-of-care screening and testing product business and the progress the Company has made in its partnership with Premas, the Company conducted a strategic review of the screening and testing products business. Following such review, in early July 2020, the Company ceased the production and sale of its rapid, point-of-care screening and testing products. The Company will continue to provide support for these testing products that remain in the market through their respective product expiration dates. The Company had been experiencing declining sales revenue and production backlogs for these products and, as it previously reported, had eliminated its sales force for such products. The Company intends to devote its attention to its partnership with Premas for the development of its COVID-19 Vaccine Candidate and transactions that the Company believes will increase shareholder value. In connection with the ceasing production and sale of its existing product line, on July 16, 2020, the Company decided to close the Thorofare Facility and exercised the early termination option under the Thorofare Lease, which provided for a 150-day notice to terminate the lease. Pursuant to the early termination option, the Thorofare Lease which matured on December 13, 2020. The lease terminated on November 30, 2020, at the lessor’s request, and the property was handed over to the property manager on November 30, 2020.

The Company determined that the discontinuation of the production and distribution of the Company’s screening and testing products constituted a strategic shift in the Company’s business and as a result the elimination of the product lines should be presented as discontinued operations under FASB ASC 205-20 Presentation of Financial Statements, Discontinued Operations.

Acquisition of Cystron

On March 23, 2020, the Company acquired Cystron pursuant to that certain Membership Interest Purchase Agreement (the “MIPA”). Cystron was incorporated on March 10, 2020. Upon the Company’s purchase of Cystron, Cystron’s sole asset consisted of an exclusive license with respect to Premas’ vaccine platform for the development of a vaccine against COVID-19 and other coronavirus infections. Since its formation and through the date of its acquisition by the Company, Cystron did not have any employees. The acquisition of Cystron was accounted for as the purchase of an asset.

As consideration for the Membership Interests (as defined in the MIPA), the Company delivered to the members of Cystron (the “Sellers”): (1) that number of newly issued shares of its common stock equal to 19.9% of the issued and outstanding shares of its common stock and pre-funded warrants as of the date of the MIPA, but, to the extent that the issuance of its common stock would have resulted in any Seller owning in excess of 4.9% of the Company’s outstanding common stock, then, at such Seller’s election, such Seller received “common stock equivalent” preferred shares with a customary 4.9% blocker (with such common stock and preferred stock collectively referred to as “Common Stock Consideration”), and (2) $1,000,000 in cash. On March 24, 2020 the Company paid $1,000,000 to the Sellers and delivered 411,403 shares of common stock and 211,353 shares of Series D Convertible Preferred Stock with a customary 4.9% blocker, with an aggregate fair market value of $1,233,057, totaling $2,233,057 (“March Transaction”).

Additionally, the Company shall (A) make an initial payment to the Sellers of up to $1,000,000 upon its receipt of cumulative gross proceeds from the consummation of an initial equity offering after the date of the MIPA of $8,000,000, and (B) pay to Sellers an amount in cash equal to 10% of the gross proceeds in excess of $8,000,000 raised from future equity offerings after the date of the MIPA until the Sellers have received an aggregate additional cash consideration equal to $10,000,000 (collectively, the “Equity Offering Payments”). Upon the achievement of certain milestones, including the completion of a Phase 2 study for a COVID-19 Vaccine Candidate that meets its primary endpoints, Sellers will be entitled to receive an additional 750,000 shares of the Company’s common stock or, in the event the Company is unable to obtain stockholder approval for the issuance of such shares, 750,000 shares of non-voting preferred stock that are valued following the achievement of such milestones and shall bear a 10% annual dividend (the “Milestone Shares”).

Pursuant to the MIPA, the Company shall make contingent payments for the achievement of certain development and commercial milestones as follows; (i) $250,000 upon the dosing of the first patient in a Phase I Clinical Trial, (ii) $500,000 upon the dosing of the first patient in a Phase II Clinical Trial, (iii) $5,000,000 upon the dosing of the first patient in a Phase III Clinical Trial, and (iv) $15,000,000 upon approval by the FDA of the NDA for the COVID-19 vaccine.

Pursuant to the MIPA, upon the Company’s consummation of the registered direct equity offering closed on April 8, 2020, the Company paid the Sellers $250,000 on April 20, 2020 (the “April Payment”). Upon consummation of the registered direct equity offerings that closed on May 18, 2020 and August 13, 2020, the Company paid $892,500 (the “May Payment”) and $684,790 (the “August Payment”), respectively, on September 25, 2020.

On October 13, 2020, Premas, one of the former members of Cystron, returned $908,117 representing its portion of the initial cash component for the purchase of Cystron (the “March Transaction”) and its portion of the April Payment, May Payment and August Payment under the MIPA, as amended.

Premas is working with the Reserve Bank of India to comply with regulations related to its ownership in a foreign entity and its ability to receive funds for the sale of that entity. The Company believes that (i) Premas will be successful in its efforts to resolve such regulatory matters with the Reserve Bank of India, (ii) the Company will disburse the amounts due to Premas under the MIPA, and (iii) the Company maintains a 100% membership in Cystron.

Upon the Company’s consummation of the Private Placement (as defined below), the Company paid $1,204,525 of the proceeds from the Private Placement to three of the four former members of Cystron on December 1, 2020 (the “November Payment”) and recorded a liability of $602,172 to the fourth former member of Cystron pursuant to the MIPA.

As of December 31, 2020, $1,510,290 is included in Trade and Other Payables for Premas’ portion of the initial cash component, the April Payment, May Payment, August Payment and November Payment.

For the year ended December 31, 2020, $5,867,046 is included in Research and Development Expense within the Consolidated Statement of Comprehensive Loss for the March Payment, April Payment, May Payment, August Payment and November Payment.

The Company shall also make quarterly royalty payments to Sellers equal to 5% of the net sales of a COVID-19 vaccine or combination product by the Company for a period of five (5) years following the first commercial sale of the COVID-19 vaccine; provided, that such payment shall be reduced to 3% for any net sales of the COVID-19 vaccine above $500 million.

In addition, Sellers shall be entitled to receive 12.5% of the transaction value, as defined in the MIPA, of any change of control transaction, as defined in the MIPA, that occurs prior to the fifth (5th) anniversary of the closing date of the MIPA, provided that the Company is still developing the COVID-19 Vaccine Candidate at that time. Following the consummation of any change of control transaction, the Sellers shall not be entitled to any royalty payments as described above under the MIPA.

License Agreement

Cystron is a party to a License and Development Agreement (the “Initial License Agreement”) with Premas. As a condition to the Company’s entry into the MIPA, Cystron amended and restated the Initial License Agreement on March 19, 2020 (as amended and restated, the “License Agreement”). Pursuant to the License Agreement, Premas granted Cystron, amongst other things, an exclusive license with respect to Premas’ vaccine platform for the development of a vaccine against COVID-19 and other coronavirus infections.

Upon the achievement of certain developmental milestones by Cystron, Cystron shall pay to Premas a total of up to $2,000,000. On April 16, 2020, the Company paid Premas $500,000 for the achievement of the first two development milestones. On May 18, 2020, the Company paid Premas $500,000 for the achievement of the third development milestone. On July 7, 2020, the Company and Premas agreed that the fourth milestone under the License Agreement had been satisfied. Due to the achievement of this milestone on July 7, 2020, Premas was paid $1,000,000 on August 4, 2020. Accordingly, for the year ended December 31, 2020, Research and Development Expenses of $2,000,000 were recorded in the Consolidated Statement of Comprehensive Loss.

Cystron Medical Panel

On April 10, 2020, the Company established the Cystron Medical Panel and appointed its first member to the panel. Each member shall be compensated with an initial grant of the Company’s common stock with an aggregate fair market value of $25,000 and a monthly cash stipend in the initial amount of $2,500. During the year ended December 31, 2020, the Company recorded $31,573 as a charge to research and development expense within the Consolidated Statements of Comprehensive Loss. The Cystron Medical Panel was disbanded effective January 31, 2021.

Agreement and Plan of Merger and Reorganization

On November 11, 2020, the Company, XYZ Merger Sub Inc., a Florida corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and MYMD Pharmaceuticals, Inc., a privately-held Florida corporation (“MYMD”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into MYMD, with MYMD being the surviving corporation and becoming a wholly-owned subsidiary of the Company (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended. In addition, in connection with the execution of the Merger Agreement, Akers agreed to advance a bridge loan of up to $3,000,000 to MYMD pursuant to a Secured Promissory Note.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each outstanding share of common stock of MYMD (“MYMD common stock”), will be converted into the right to receive the number of shares of the common stock of Akers (the “Akers common stock”) equal to the exchange ratio described below; and (ii) each outstanding stock option of MYMD (collectively, “MYMD options”) that has not previously been exercised prior to the Effective Time, whether or not vested, will be assumed by the Company subject to certain terms contained in the Merger Agreement (including, but not limited to, the amendment of such stock option to extend the term of such stock option for a period expiring on the second-year anniversary of the Effective Time). In connection with the Merger, each holder of options is required to enter into a Lock-Up Agreement/Leak-Out Agreement with respect to the shares of Akers common stock issued upon the exercise of such option. Also, not later than 30 days after the second-year anniversary of the Effective Date, the Company will pay stockholders of MYMD on a pro rata basis an amount in cash equal to the aggregate cash proceeds received by Akers from the exercise of any MYMD options assumed by the Company prior to the second-year anniversary of the Effective Time; provided, however, the amount of such payment will not exceed the maximum amount of cash consideration that may be received by stockholders of MYMD without affecting the intended tax consequences of the Merger.

Additionally, under the terms of the Merger Agreement, the Company has agreed to pay contingent consideration to MYMD stockholders in the form of milestone payments payable in shares of Akers common stock (collectively, the “Milestone Payments”). The Milestone Payments are payable in the dollar amounts set forth in the chart below upon the achievement of the milestone events set forth opposite such dollar amount during the 36-month period immediately following the Effective Date (the “Milestone Period”) as follows:

Milestone Event	Milestone Payment

Market capitalization of Akers for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period is equal to or greater than $500 million (the “First Milestone Event”).	$20 million.

For every $250 million incremental increase in market capitalization of Akers after the First Milestone Event to the extent such incremental increase occurs for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period, up to a $1 billion market capitalization of Akers.	$10 million per each incremental increase (it being understood, however, that, if such incremental increase results in market capitalization equal to $1 billion, such $20 million payment in respect of such incremental increase shall be payable without duplication of any amount payable in respect of a Second Milestone Event).

Market Capitalization of Akers for at least 10 trading days during any 20 consecutive trading day period is equal to or greater than $1 billion (the “Second Milestone Event”).	$25 million.

For every $1 billion incremental increase in market capitalization of Akers after the Second Milestone Event to the extent such incremental increase occurs for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period.	$25 million per each incremental increase.

Each milestone payment will be payable in shares of common stock of Akers (the “Milestone Shares”), with the number of Milestone Shares to be issued determined by dividing the applicable Milestone Payment amount by the volume-weighted average price of a share of Akers’ common stock during the 10 trading days immediately preceding the achievement of the milestone event; provided, however, that in no event shall the price of a share of Akers common stock used to determine the number of Milestone Shares to be issued be deemed to be less than $5.00 per share (as adjusted for stock splits, stock dividends, reverse stock splits, and the like occurring after the closing date).

Notwithstanding the above, the number of Milestone Shares payable by Akers shall not exceed the number of shares of Akers common stock to be issued to MyMD stockholders at the Effective Time in connection with the Merger (as described in the following paragraph).

Under the exchange ratio formula in the Merger Agreement, and immediately upon the closing of the Merger, the former MYMD securityholders are expected to own approximately 80% of the aggregate number of shares of Akers common stock issued and outstanding immediately following the consummation of the Merger (the “Post-Closing Shares”), and the stockholders of the Company as of immediately prior to the Merger are expected to own approximately 20% of the aggregate number of Post-Closing Shares.

Immediately prior to the Effective Time, the name of the Company will be changed from “Akers Biosciences, Inc.” to “MyMD Pharmaceuticals, Inc.” At the Effective Time, the Merger Agreement contemplates that the board of directors of the Company will consist of seven directors, with (i) Akers having the right to designate up to four members and (ii) MYMD having the right to designate up to three members. The officers of the Company immediately after the Effective Time will be elected by the board of directors of Akers.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and MYMD, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and MYMD, indemnification of directors and officers, and the Company’s and MYMD’s conduct of their respective businesses between the date of signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of Akers and MYMD.

The Merger Agreement contains certain termination rights for both the Company and MYMD, including, among other things, (a) Akers may, upon written notice, extend the originally scheduled End Date (defined in the Merger Agreement as April 15, 2021) to May 15, 2021 (the “Extended Date”) so long as (i) Akers and Merger Sub are not then in material breach of any provision of the Merger Agreement and (ii) within three calendar days of the written request by MYMD, Akers makes an additional loan to MYMD of up to $600,000, which will have the same terms and conditions of the Note (as defined below and such additional note “Second Note”) and (b) Akers may, upon written notice, extend the Extended Date to June 30, 2021, so long as (i) Akers and Merger Sub are not then in material breach of any provision of the Merger Agreement, (ii) on the effective date of such extension, the loan amount evidenced by the Note and the Second Note may, at the sole option of MYMD upon written notice to Akers, be converted into shares of MYMD common stock at a conversion price of $2.00 per share, subject to certain adjustments and (iii) Akers will, at MYMD’s request, either (at the option of MYMD); (A) subscribe for 300,000 shares of MYMD common stock at a subscription price of $2.00 per share, subject to certain adjustments as set forth in the Merger Agreement, or (B) make an additional loan to MYMD of up to $600,000, which will have the same terms and conditions of the Note (the “Third Note,” and all amounts outstanding under the Note, the Second Note and the Third Note, the “Loan Amount”). In addition, if Akers terminates the Merger Agreement under certain circumstances specified therein, the Loan Amount, if any, at the sole discretion of MYMD, will be convertible into shares of common stock of MYMD at a conversion price of $2.00 per share upon delivery of written notice by MYMD to Akers within 30 calendar days after the effective date of termination of the Merger Agreement.

The Merger Agreement also contemplates that the Company will seek approval from its stockholders to effect a reverse stock split, if applicable, at a reverse stock split ratio mutually agreed to by the Company and MYMD and within the range approved by the Company’s stockholders immediately prior to the Effective Time, which range shall be sufficient to cause the price of Akers common stock on the Nasdaq Capital Market following such reverse stock split and the Effective Time to be no less than $5.00 per share. In addition, under the Merger Agreement, Akers may, in its discretion, consummate a spin-off of all or a part of its pre-closing assets and liabilities (the “Spin-Off”).

In connection with the Merger, the Company will seek the approval of its stockholders of (a) the transactions contemplated in the Merger Agreement, including the issuance of Akers common stock pursuant to the Merger and (b) the amendment of its certificate of incorporation, including for purposes of (i) effectuating a reverse split of Akers common stock at a ratio to be determined by a split ratio to be mutually agreed to by Akers and MYMD within the range approved by the Company’s stockholders immediately prior to the Effective Time and on certain terms as specifically described herein, (ii) change Akers’ name to “MyMD Pharmaceuticals, Inc.,” and (c) to the extent necessary, the Spin-Off.

In accordance with the terms of the Merger Agreement, (i) the officers and directors of Akers have each entered into a voting agreement with MYMD (the “Akers Voting Agreements”), and (ii) the officers, directors and certain affiliated stockholders of MYMD have each entered into a voting agreement with Akers (the “MYMD Voting Agreements,” together with the Akers Voting Agreements, the “Voting Agreements”). The Voting Agreements place certain restrictions on the transfer of the shares of Akers and MYMD held by the respective signatories thereto and include covenants as to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against any actions that could adversely affect the consummation of the Merger.

Concurrently with the execution of the Merger Agreement or prior to the closing, the officers and directors of Akers, and the officers, directors and certain stockholders of MYMD, each entered into lock-up/leak-out agreements (the “Lock-Up/Leak-Out Agreements”) pursuant to which they have agreed, among other things, not to sell or dispose of (subject to certain exceptions specified therein) any shares of Akers common stock which are or will be beneficially owned by them at the Effective Time or which are acquired thereafter, with such shares being released from such restrictions 180 days after the Effective Time. After the expiration of such initial 180-day period, such stockholders will be subject to a 180-day leak-out period during which they may not sell shares in excess of the amount permitted by the Rule 144 volume limitations (even if such stockholder is not currently subject to such provisions of Rule 144), which leak- out period shall be extended for an additional 180 days for any shares of Akers common stock issued upon the exercise of existing options or warrants.

Secured Promissory Note

As set forth above, in connection with the execution of the Merger Agreement, Akers will advance a bridge loan to MYMD in an amount of up to $3,000,000 pursuant to a Secured Promissory Note (the “Note”). Advances under the Note will be made in accordance with MYMD’s cash needs pursuant to a pre-agreed operating budget for MYMD. The Note accrues interest on the outstanding principal amount at the rate of 5% per annum and matures on the earliest of (i) April 15, 2022, (ii) upon demand of Akers in the event the Merger is consummated, or (iii) the date on which MYMD’s obligations under the Note are accelerated in accordance with the terms of the Note. As set forth above, in the event the Merger Agreement is terminated by MYMD upon a change in Akers’ board of directors’ recommendations to the Akers stockholders in connection with the Merger Agreement and certain other circumstances specified in the Merger Agreement, the principal amount of the Note, and all accrued and unpaid interest thereon, shall be converted into shares of MYMD common stock at a conversion price of $2.00 per share. MYMD may prepay the Note in whole or in part at any time or from time to time at its sole discretion. Under the terms of the Note, if, at any time after the termination or expiration of the Merger Agreement, MYMD (i) incurs any debt other than Permitted Debt (as defined in the Note), (ii) issues any equity interests, or (iii) consummates any Asset Sale or Recovery Event (each as defined in the Note) then, in each case, no later than two business days after MYMD receives the net cash proceeds of such incurrence, issuance or other action, then MYMD shall be required to prepay an amount under the Note equal to the net cash proceeds received, up to the total amount of the advances made under the Note at such time, including all accrued and unpaid interest thereon, of the Note. The payment and performance of all obligations under the Note are secured by a first priority security interest in all of MYMD’s right, title and interest in and to its assets as collateral.

As of December 31, 2020, the Company had advanced MYMD $1,200,000 under the Note, which is classified as Other Receivables on the Consolidated Balance Sheets. The Company advanced two additional draws of $600,000, or $1,200,000 cumulatively, on January 21, 2021 and February 25, 2021 to MYMD under this secured promissory note (see Note 2(i)).

Securities Purchase Agreement

Concurrently with the Merger Agreement, on November 11, 2020, the Company entered into a Securities Purchase Agreement (the “Private Placement SPA”) with certain institutional and accredited investors (the “SPA Purchasers”), pursuant to which the Company agreed to issue and sell to the SPA Purchasers in a private placement (the “Private Placement”) (i) an aggregate of 9,765,933 shares of Akers common stock, at an offering price of $1.85 per share or, at the election of each investor, pre-funded warrants (“Pre-Funded Warrants”), and (ii) for each share of Akers common stock (or for each Pre-Funded Warrant, as applicable) purchased in the Private Placement, a common warrant (the “Investor Warrants” and, together with the Pre-Funded Warrants, the “Warrants”) to purchase one share of Akers common stock, for gross proceeds of approximately $18.1 million before the deduction of placement agent fees and expenses and estimated offering expenses. In addition, the Company also issued the Placement Agent a warrant to purchase up to 390,368 shares of its common stock at an exercise price of $1.85 (the “Placement Agent Warrant”). The Placement Agent Warrant will be exercisable at any time and from time to time in whole or in part for a term of five and a half years. The Private Placement closed on November 17, 2020, and the Company issued an aggregate of 8,725,393 shares of the Company’s common stock, Pre-Funded Warrants to purchase 1,040,540 shares of its common stock, and Investor Warrant to purchase 9,765,933 shares of its common stock. In February 2021, an investor exchanged 932,432 shares of common stock purchased in the Private Placement into Pre-Funded Warrants to purchase 932,432 shares of common stock.

In the Private Placement SPA, the Company agreed not to (i) issue, enter into any agreement to issue or announce the issuance or proposed issuance of, any shares of the Company’s common stock or any securities convertible into or exercisable or exchangeable for shares of the Company’s common stock at an effective price less than the exercise price of the Investor Warrants or (ii) file any registration statement or any amendment or supplement thereto, other than as contemplated under the Private Placement SPA, for a period of 90 days following the later of (x) the date the Registration Statement (as defined below) is declared effective by the SEC and (y) the record date for the Company’s stockholder meeting called to approve the Merger. In addition, the Company agreed not to effect or enter into an agreement to effect any issuance of the Company’s common stock or common stock equivalents involving a variable rate transaction (as defined in the Private Placement SPA) from the date of the Private Placement SPA until such time as no SPA Purchaser holds any of the Investor Warrants, subject to certain exceptions (including the issuance of any of the Company’s common stock pursuant to the Merger Agreement).

The Private Placement SPA provides that (i) within 10 days following the date that the Company first files a proxy statement with the SEC in connection with the Merger (including by means of a registration statement on Form S-4), the Company shall file a registration statement (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”) for the resale of all of the Shares and the shares of the Company’s common stock issuable upon exercise of the Warrants (the “Warrant Shares”) by the Purchasers and (ii) the Company shall use commercially reasonable efforts to cause such Registration Statement to be declared effective within 60 days of the filing thereof (or 90 days in the event of a full review); provided, however, that the Company shall not be required to register any Shares or Warrant Shares that are eligible for resale pursuant to Rule 144 under the Securities Act (assuming cashless exercise of the Warrants).

The Company currently intends to use the proceeds from the Private Placement in order to satisfy the closing conditions set forth in the Merger Agreement that requires the Company to have a minimum parent net cash amount equal to $25 million, less certain amounts advanced to MyMD, which shall also include any amounts to be used to payoff The Starwood Trust to repay in full the Starwood Line of Credit at the closing of the Merger, and for general working capital purposes. In addition, the Company paid $1,204,525 of the proceeds from the Private Placement to three of the former members of Cystron and recorded a liability of $602,172 to the fourth former member of Cystron pursuant to the MIPA. In addition, the Company paid a cash fee of $501,500 and issued warrants to purchase an aggregate of 255,135 shares of common stock to the designees of H.C. Wainwright & Co., LLC (“HCW”), pursuant to a side letter by and between the Company and HCW, dated November 23, 2020, regarding certain tail fees provided in two engagement letters (one dated October 18, 2019 and the other dated April 7, 2020) entered into in connection with prior offerings by and between Akers and HCW. Such warrants issued were in the same form as the Investor Warrants except that the HCW warrants have an exercise price of $2.3125 per share.

The Investor Warrants

Each Investor Warrant issued in the Private Placement has an initial exercise price equal to $2.06 per share of common stock. The Investor Warrants are immediately exercisable and will terminate five and a half years following issuance. The exercise price and number of shares of Akers common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting Akers common stock and the exercise price.

If, at any time following the six-month anniversary of November 17, 2020, there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of the shares underlying the Investor Warrants (the “Investor Warrant Shares”) to the holder, then the Investor Warrants may also be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the holder shall be entitled to receive a number of Investor Warrant Shares according to a formula set forth in the Investor Warrants.

A holder (together with its affiliates) may not exercise any portion of the Investor Warrant to the extent that the holder would own more than 4.99% (or, at the election of the holder prior to the date of issuance, 9.99%) of the outstanding Akers common stock immediately after exercise; provided, however that upon notice to Akers, the holder may increase or decrease the beneficial ownership limitation, provided that in no event shall the beneficial ownership limitation exceed 9.99% and any increase in the beneficial ownership limitation will not be effective until 61 days following notice of such increase from the holder to Akers.

In the event of a fundamental transaction, as described in the Investor Warrants and generally including any reorganization, recapitalization or reclassification of Akers common stock, the sale, transfer or disposition of all or substantially all of Akers’ properties or assets, Akers’ consolidation or merger with or into another person, the acquisition of more than 50% of Akers outstanding common stock, or any person or group becoming the beneficial owner of 50% of the voting power represented by Akers’ outstanding common stock, the holders of the Investor Warrants will be entitled to receive upon exercise of such warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Investor Warrants immediately prior to such fundamental transaction. The Merger shall not be deemed a fundamental transaction as defined in the Investor Warrants.

The Pre-Funded Warrants

At the request of an investor, in lieu of Akers common stock, certain investors received Pre-Funded Warrants. The Pre-Funded Warrants are exercisable at any time immediately upon issuance and until such warrant is exercised in full. The exercise price of the Pre-Funded Warrants is $0.001 per share of Akers common stock, and, in lieu of making the cash payment otherwise contemplated to be made to Akers upon such exercise in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of Akers common stock determined according to a formula set forth in the Pre-Funded Warrants.

A holder (together with its affiliates) may not exercise any portion of the Pre-Funded Warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder prior to the date of issuance, 9.99%) of the outstanding Akers common stock immediately after exercise; provided, however, that upon notice to the Company, the holder may increase or decrease the beneficial ownership limitation, provided that in no event shall the beneficial ownership limitation exceed 9.99% and any increase in the beneficial ownership limitation will not be effective until 61 days following notice of such increase from the holder to the Company.

Lock-up and Support Agreement

On November 11, 2020, the Company entered into a Lock-Up and Support Agreement (the “Support Agreement”) with substantially all of the SPA Purchasers, pursuant to which, from the date of the Support Agreement until May 31, 2021, such SPA Purchasers agreed to vote their respective shares of Akers common stock in favor of each matter proposed and recommended for approval by the Akers board of directors or management at every shareholders’ meeting. Pursuant to the Support Agreement, such SPA Purchasers also agreed to, until the earlier of (a) the termination of the Merger Agreement or (b) the date that the SPA Purchasers vote their respective shares of Akers common stock in support of the Merger and all matters related to the Merger, will not, directly or indirectly, without the Company’s prior written consent, transfer, assign, or dispose of their rights to vote the shares of Akers common stock issued in the private placement or otherwise take any act that could restrict or otherwise affect their legal power, authority, or right to vote all of their shares of Akers common stock issued in the Private Placement in the manner required by the Support Agreement.

Katalyst Securities LLC Engagement Letter

On October 31, 2020, the Company entered into an engagement letter (the “Engagement Letter”) with Katalyst Securities LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to serve as the non-exclusive placement agent for the Company, on a reasonable best efforts basis, in connection with the Private Placement. The Company has agreed to pay the Placement Agent an aggregate cash fee equal to 6.5% of the gross proceeds received in the Private Placement and reimburse the Placement Agent’s expenses in the Private Placement up to $25,000. In addition, the Company agreed to grant to Katalyst the Placement Agent Warrant, which was issued upon closing of the Private Placement. The Placement Agent Warrant is exercisable at any time and from time to time, in whole or in part, following the date of issuance and for a term of five years.

Liquidity

As of December 31, 2020, the Company’s cash and cash equivalents on hand were $18,617,955, and marketable securities were $16,718,452. Historically, the Company has incurred net losses and the Company incurred a net loss of $17,580,609 for the year ended December 31, 2020. As of December 31, 2020, the Company had working capital of $34,579,466 and stockholder’s equity of $34,579,466 and an accumulated deficit of $137,163,739. During the year ended December 31, 2020, cash flows used in operating activities were $11,924,941, consisting primarily of a net loss from operations of $12,152,214 and a net loss from discontinued operations of $5,428,395. Since its inception, the Company has met its liquidity requirements principally through the sale of its common stock in public and private placements.

Development and commercialization of the Company’s COVID-19 Vaccine Candidate will require the Company to raise significant additional funds as the project proceeds through clinical trials, the attainment of the required regulatory approvals and the commercialization of the vaccine. The timing of these events is difficult to estimate and are unlikely to be fully completed within the next twelve-months. The Company’s ability to obtain additional capital may depend on prevailing economic conditions and financial, business and other factors beyond its control. The COVID-19 pandemic has caused an unstable economic environment globally, and the ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence. These include but are not limited to the duration of the COVID-19 pandemic, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that regulators, or the board or management of the Company, may determine are needed. Disruptions in the global financial markets may adversely impact the availability and cost of credit, as well as the Company’s ability to raise money in the capital markets. Current economic conditions have been and continue to be volatile. Continued instability in these market conditions may limit the Company’s ability to access the capital necessary to fund and grow its business.

The Company evaluated the current cash requirements for operations in conjunction with management’s strategic plan and believes that the Company’s current financial resources as of the date of the issuance of these consolidated financial statements, are sufficient to fund its current operating budget and contractual obligations as of December 31, 2020 as they fall due within the next twelve-month period, alleviating any substantial doubt raised by the Company’s historical operating results and satisfying its estimated liquidity needs for twelve months from the issuance of these consolidated financial statements.